Accounts payable (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts Payable - Schedule of Accounts Payable

The accounts payable balance consisted of the following:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Trade creditors	3,306	3,443
Accounts payable to shareholders	540	1,716
Accounts payable to board members	3,589	1,387
Accounts payable to other related parties	741	673
Accounts payable to underwriters, promoters, and employees	1,478	901
Other accounts payable	4,297	1,953
Total accounts payable	13,951	10,073